Note 21 - Other Non-current Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Other Liabilities [Table Text Block]
Year ending December 31,	Tranche A of the Termination Fee	Tranche B of the Termination Fee
2016	1,490	-
2017	1,500	806
Total	2,990	806